Annual Operating Expenses {- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2065 Fund	Aug. 03, 2022
Fidelity Advisor Freedom Blend 2065 Fund: Class A
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.74%	[1]
Fidelity Advisor Freedom Blend 2065 Fund: Class M
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.99%	[1]
Fidelity Advisor Freedom Blend 2065 Fund: Class C
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.49%	[1]
Fidelity Advisor Freedom Blend 2065 Fund: Class I
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%	[1]
Fidelity Advisor Freedom Blend 2065 Fund: Class Z
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%	[1]

[1]	(a)Adjusted to reflect current fees.